Financial risk management	12 Months Ended
Jun. 30, 2020
Financial Risk Management [Abstract]
Financial risk management
4.	Financial risk management

4.1. Financial risk factors

The Company operates with various financial instruments, including cash and cash equivalents, marketable securities, trade accounts receivables, accounts receivable and others, trade accounts payable, accounts payable for the purchase of farms, loans and financing and derivative financial instruments.

Certain Company's operations expose it to market risks, mainly in relation to exchange rates, interest rates and changes in the prices of agricultural commodities. As a result, the Company also enters into derivative financial instruments, used to hedge its exposures with respect to crops or with respect to assets and liabilities recognized in the balance sheet, depending on the nature of the specific operation.

Excluding derivative financial instruments, fair value is basically determined using the discounted cash flow method.

The amounts recorded under current assets and liabilities are either highly liquid or mature within twelve months, as such their carrying value approximates their fair value.

4.2. Policies approved by the Board of Directors for the use of financial instruments, including derivatives

The Company's policies in respect to transactions with financial instruments, which have been approved by the Board of Directors, are as follows: (i) Investment Policy which provides guidelines in respect to Company's investment of cash, considering the counterparty risk, the nature of instruments and liquidity, among others; (ii) Derivative financial instrument policy which provides guidelines to manage the Company's exposures to currency risk, interest rate and index risks, and agricultural commodities price risk, always linking the derivative financial instrument to the asset or liability that generates the exposure; and (iii) Risk Policy, which addresses items not covered by the Investment Policy or the Derivative financial instrument Policy including hedge against future cash flows with respect to future production of commodities.

a) Cash and cash equivalents, marketable securities, trade accounts receivable, receivable from sale of farms, loans with related parties and accounts payable. The amounts recorded approximate their estimated fair value.

b) Loans, financing and debentures. The book value of loans, financing and debentures, denominated in reais have its interest rates either fixed or based on the variation of TJLP (Long Term Interest Rate), SELIC (Special System of Clearance and Custody Rate) and exchange rate and approximates their fair value.

4.3. Analysis of exposure to financial asset and liability risks

a)	Currency risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in exchange rates, which reduces the nominal amount of assets or increase the amount of liabilities. This risk also arises with respect to commitments to sell products existing in inventories or agricultural products not yet harvested when sales are made at prices to be fixed at a future date, prices which vary depending on the exchange rate.

b)	Interest rate and index risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the interest rates or indices which increase financial expenses related to certain contracts for the acquisition of farms, indexed by inflation, such as the IGP-M rate ("FGV").

c)	Agricutural commodities price risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the market prices of agricultural products.

4.4. Objectives and strategies of risk management and of use of derivative financial instruments

The Executive Board is responsible for managing financial risks, and evaluates the Company's exposure to foreign currency risk, interest rate and index risk and agricultural commodities price risk with respect to assets, liabilities and transactions of the Company. Considering the exposure to such risks, Company management evaluates the convenience, cost and availability in the market of derivative financial instruments which allow the Company to mitigate such risks. After such assessment, the Executive Board decides whether to enter into the transaction within the parameters previously approved in the Policies referred to above, and reports it in the Board of Directors' meetings.

4.5. Risks related to each operating strategy

The use of derivative financial instruments as an economic hedge reduce the risks of changes in cash flows arising from risks such as foreign currency, interest rate and price index and agricultural commodities prices.

However the change in the fair value of the derivative financial instrument may differ from the change in the cash flows or fair value of the assets, liabilities or forecasted transactions which are being hedged, as a result of different factors, such as, among others, differences between the contract dates, the maturity and settlement dates, or differences in "spreads" on the financial assets and liabilities being hedged and the corresponding spreads in the related legs of the swaps. In the case of the derivative financial instruments strategy to hedge recognized assets and liabilities, management believes that the derivative financial instruments present a high degree of protection with respect to the changes in the assets and liabilities being hedged.

In the case of the strategy to hedge forecasted sales of soybean or to hedge accounts payable/receivable, which are susceptible to changes commodity prices, differences may arise due to additional factors, such as differences between the estimated and actual soybean volume to be harvested, or differences between the quoted price of soybean in the international markets where the derivative financial instruments are quoted and the price of soybean in the markets in which soybean is physically delivered/received by the Company. Should the soybean volume effectively harvested be lower than the amount for which derivative financial instruments were contracted, the Company will be exposed to variations in the price of the commodities by the volume hedged in excess and vice-versa should the soybean volume effectively harvested be higher than the hedged volume.

In the case of exposure to exchange rates, there is a risk that the volume of U.S. dollars sold through forward contracts will be higher than the volume to which the Company is exposed. In such case, foreign exchange rates risk continues to exist in the same proportion as the mismatch, which could result from a reduction in the expected yield of a certain commodity or in a reduction in prices denominated in foreign currencies.

4.6. Restrictions related to the use of derivative financial instruments

Additionally, the Company is subjected to credit risk with respect to the counterparty of the derivative financial instrument. The Company has contracted derivative financial instruments either traded in the stock exchanges market or from prime first-tier financial institutions or "trading" companies. The Company understands that, at the balance sheet date, there are no indications of collectability risk with respect to the amounts recognized as assets with respect to derivative financial instruments.

The main restrictions by the Company's policy are as follows:

•	establishment of policies defined by the Board of Directors;
•	prohibition to enter into derivative financial instruments that have not been approved by the Executive Officers;
•	maintenance by the Executive Officers of a centralized inventory of outstanding derivative financial instruments contracts;
•	daily risk report with the consolidated position provided to a company comprising the Executive Officers and designated members of the Board of Directors;
•	monthly monitoring by the Executive Officers of the fair values as reported by the counterparties as compared to the amounts estimated by management; and
•	the fair value of the derivative financial instruments is estimated based on the market in which they were contracted and also in which the instruments are inserted

4.7. Impact of derivative financial instruments on the statement of income

The gains and losses for changes in the fair value of derivative financial instruments are recognized in the statement of income separately between realized profit and loss (corresponding to derivative financial instruments that have already been settled) and unrealized profit and loss (corresponding to derivative financial instruments not yet settled).

4.8. Estimate of fair value of derivative financial instruments

The fair value of derivative financial instruments traded on stock exchanges (B3 and Chicago Board of Trade) is determined based on the quoted prices at the balance sheet date. To estimate the fair value of derivative financial instruments not traded on stock exchanges the Company uses quotes for similar instruments or information available in the market and uses valuation methodologies widely used and that are also used by the counterparties. The estimates do not necessarily guarantee that such operations may be settled at the estimated amounts. The use of different market information and/or valuation methodologies may have a relevant effect on the amount of the estimated fair value.

Specific methodologies used for derivative financial instruments entered into by the Company:

•	Derivative financial instruments of agricultural commodities - The fair value is obtained by using various market sources, including quotes provided by international brokers, international banks and available on the Chicago Board of Trade (CBOT).

•	Derivative financial instruments of foreign currencies - The fair value is determined based on information obtained from various market sources including, as appropriate, B3 S.A. – Brasil, Bolsa, Balcão, local banks, in addition to information sent by the operation counterparty.

a)	Sensitivity analysis

Management identified for each type of derivative financial instrument the conditions for variation in foreign exchange rates, interest rates or commodities prices which may generate loss on assets and/or liabilities which is being hedged or, in the case of derivative financial instruments related to transactions not recorded in the balance sheet, in the fair value of the contracted derivatives.

The sensitivity analysis shows the impact from the changes in the market variables on the aforementioned financial instruments of the Company, considering all other market indicators comprised. Upon their settlement, such amounts may differ from those stated below, due to the estimates used in their preparation.

This analysis contemplates five distinct scenarios that differ due to the intensity of variation in relation to the current market. At June 30, 2020, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.

The preparation of the probable scenario took into consideration the market prices of each one of the reference assets of derivative financial instruments held by the Company at year end. Since all these assets are traded in competitive and open markets, the current market price is a meaninful reference for the expected price of these assets. Accordingly, since the current market price was the reference for the calculation of both book value and the Probable Scenario, it resulted in no mathematical difference.

The assumptions and scenarios are as follows:

	2020
		Devaluation in reais R$		Appreciation in Reais R$
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV+ 50%

Soybean - R$ / bag – July 3, 2020 (CBOT)	106.76	80.07	53.38	133.45	160.14
Soybean - R$ / bag – November 13, 2020 (CBOT)	106.51	79.88	53.26	133.14	159.77
Soybean - R$ / bag – December 28, 2020 (CBOT)	106.67	80.00	53.34	133.34	160.01
Soybean - R$ / bag – February 19, 2021 (CBOT)	106.09	79.57	53.05	132.61	159.14
Soybean - R$ / bag – June 25, 2021 (CBOT)	106.67	80.00	53.34	133.34	160.01
Corn - R$ / bag – July 15, 2020 (CBOT)	48.10	36.08	24.05	60.13	72.15
Corn - R$ / bag – July 16, 2020 (CBOT)	46.26	34.70	23.13	57.83	69.39
Corn - R$ / bag – September 15, 2020 (CBOT)	46.26	34.70	23.13	57.83	69.39
Corn - R$ / bag – September 16, 2020 (CBOT)	46.26	34.70	23.13	57.83	69.39
Corn - R$ / bag – August 27, 2021 (CBOT)	47.44	35.58	23.72	59.30	71.16
Fed Cattle - R$ / arroba – October 30, 2020 (BM&F)	215.85	161.89	107.93	269.81	323.78
Cotton - R$ / arroba – November 13, 2020(CBOT)	110.25	82.69	55.13	137.81	165.38
Cotton - R$ / arroba – December 8, 2020(CBOT)	110.25	82.69	55.13	137.81	165.38
Cotton - R$ / arroba – November 12, 2021(CBOT)	109.16	81.87	54.58	136.45	163.74
USD – August 31, 2020	5.45	4.09	2.73	6.81	8.18
USD – November 30, 2020	5.46	4.10	2.73	6.83	8.19
USD – June 28, 2021	5.50	4.13	2.75	6.88	8.25
USD – June 29, 2021	5.50	4.13	2.75	6.88	8.25
USD – June 30, 2021	5.50	4.13	2.75	6.88	8.25
USD – July 15, 2021	5.51	4.13	2.76	6.89	8.27
USD – November 16, 2021	5.56	4.17	2.78	6.95	8.34
USD – November 17, 2021	5.56	4.17	2.78	6.95	8.34
Interest (rate%) – August 15, 2023	4.67%	3.50%	2.34%	5.84%	7.01%

This sensitivity analysis aims to measure the impact of variable market changes on the aforementioned financial instruments of the Company, considering all other market indicators remain unchanged. Estimated amounts below can significantly differ from amount eventually settled.

In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company's financial instruments. Reliable sources of index disclosure were used for the rates used in the "probable scenario".

					Scenario I –		Scenario I - Possible		Scenario II - Remote		Scenario I - Possible		Scenario II - Remote
(*) annual average rates		At June 30, 2020			Probable		Decrease	-25%	Decrease	-50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional	Rate	Balance (R$)	Rate(*)	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate
Short-term investments	CDI	141,095	-	2.15%	(310)	2.37%	(832)	1.78%	(1,679)	1.19%	832	2.96%	1,679	3.56%
Marketable securities	CDI	5,044	-	2.15%	(11)	2.37%	(30)	1.78%	(60)	1.19%	30	2.96%	60	3.56%
Cash - USD	USD	27,688	5,056	5.48	(126)	5.50	(6,954)	4.13	(13,907)	2.75	6,954	6.88	13,907	8.25
Total cash, cash equivalents		173,827	5,056		(447)		(7,816)		(15,646)		7,816		15,646

Financing in Paraguay - Palmeiras	USD	(8,590)	(1,569)	5.48	(216)	5.50	11,814	4.13	23,628	2.75	(11,814)	6.88	(23,628)	8.25
Debentures	CDI	(148,432)	-	2.15%	(327)	2.37%	876	1.78%	1,766	1.19%	(876)	2.96%	(1,766)	3.56%
Financing for agricultural costs	CDI	(40,568)	-	2.15%	(89)	2.37%	243	1.78%	483	1.19%	(243)	2.96%	(483)	3.56%
Financing for working capital	CDI	(77,516)	-	4.94%	-	4.94%	961	3.71%	1,915	2.47%	(961)	6.18%	(1,915)	7.41%
Total financing (b)		(275,106)	(1,569)		(632)		13,894		27,792		(13,894)		(27,792)

Araucária III	Soybean bags	3,336	39,254	88.20	-	88.20	(834)	66.15	(1,668)	44.10	834	110.25	1,668	132.30
Araucária IV	Soybean bags	7,258	84,929	88.02	-	88.02	(1,815)	66.01	(3,629)	44.01	1,815	110.02	3,629	132.02
Araucária V	Soybean bags	37,504	450,000	92.50	-	92.50	(9,376)	69.38	(18,752)	46.25	9,376	115.63	18,752	138.75
Jatobá I	Soybean bags	2,569	30,000	87.40	-	87.40	(642)	65.55	(1,285)	43.70	642	109.25	1,285	131.10
Jatobá II	Soybean bags	129,741	1,571,397	97.76	-	97.76	(32,435)	73.32	(64,871)	48.88	32,435	122.20	64,871	146.64
Jatobá III	Soybean bags	47,384	563,844	97.81	-	97.81	(11,846)	73.36	(23,692)	48.91	11,846	122.27	23,692	146.72
Jatobá IV	Soybean bags	15,481	184,000	93.10	-	93.10	(3,870)	69.83	(7,741)	46.55	3,870	116.38	7,741	139.66
Jatobá V	Soybean bags	33,029	397,368	95.73	-	95.73	(8,257)	71.80	(16,515)	47.86	8,257	119.66	16,515	143.59
Alto Taquari I	Soybean bags	3,545	45,312	86.24	-	86.24	(886)	64.68	(1,773)	43.12	886	107.80	1,773	129.36
Alto Taquari II	Soybean bags	3,554	42,900	88.55	-	88.55	(889)	66.41	(1,777)	44.27	889	110.68	1,777	132.82
Alto Taquari III	Soybean bags	7,946	93,478	88.55	-	88.55	(1,987)	66.41	(3,973)	44.27	1,987	110.68	3,973	132.82
Total receivables from farms		291,347	3,502,482		-		(72,837)		(145,676)		72,837		145,676

Operations with derivatives, net	Grains	(3,785)	(1,815,489)	(a)	(3,984)	(a)	29,285	(a)	62,554	(a)	(37,252)	(a)	(70,521)	(a)
Operations with derivatives, net	USD	(12,007)	(38,020)	(a)	(12,007)	(a)	39,271	(a)	90,548	(a)	(63,285)	(a)	(114,563)	(a)
Operations with derivatives, net	Cattle	-	(54,450)	(a)	-	(a)	3,711	(a)	8,065	(a)	(4,999)	(a)	(9,354)	(a)
Operations with derivatives, net	Cotton	651	(1,518)	(a)	647	(a)	3,985	(a)	7,322	(a)	(2,690)	(a)	(6,027)	(a)
Operations with derivatives, net	Ethanol	-	(750)	(a)	-	(a)	336	(a)	672	(a)	(336)	(a)	(672)	(a)
Operations with derivatives, net	Swap	1,257	11,847	(a)	1,554	(a)	1,733	(a)	1,919	(a)	1,378	(a)	1,207	(a)
Margin - LFT Socopa	SELIC	3,015	-	2.15%	(7)	2.37%	(18)	1.78%	(36)	1.19%	18	2.96%	36	3.56%
Total derivatives (a)		(10,869)			(13,797)		78,303		171,044		(107,166)		(199,894)

Cresca, net	USD	(1,724)	(315)	5.48	(9)	5.50	433	4.13	866	2.75	(433)	6.88	(866)	8.25
Helmir, net	USD	314	57	5.48	-	5.50	(78)	4.13	(157)	2.75	78	6.88	157	8.25
Total related parties		(1,410)	(258)		(9)		355		709		(355)		(709)

Serra Grande Farm	Soybean bags	(14,263)	162,000	91.29	-	91.29	3,566	68.47	7,132	45.64	(3,566)	114.11	(7,132)	136.93
Total Acquisitions payable		(14,263)	162,000		-		3,566		7,132		(3,566)		(7,132)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions with fixed rate.

b)	Credit risk

Credit risk refers to the risk of the noncompliance by a counterparty of its contractual obligations, leading the Company to incur financial losses. The risk to which the Company is exposed arises from the possibility of not recovering the amounts receivable from the sale of sugarcane, grains, and from the leasing of land.

To reduce credit risk in commercial transactions, the Company adopts the practice of defining credit limits in which it analyzes factors such as: the counteerparty's history, history of its business, commercial references and Credit Protection Institution (Serasa). The Company also constantly monitors the outstanding balances.

Currently, management does not expect losses due to the default of its counterparties and has no significant exposure to any individual counterparty.

c)	Liquidity risk

Management policy is to maintain sufficient cash and marketable securities to comply with its financial commitments, due to the mismatch of terms or volume between the estimated amounts receivables and payables.

The table below shows the Company's financial liabilities by maturity. The amounts disclosed in the table are the discounted contractual cash flows, in addition to the net derivative financial instruments, which are recorded at fair value/. With respect to payables for the purchase of farms all amounts due at June 30, 2020 and 2019 are payable upon the fulfillment of certain conditions precedent by the sellers and as a result its payment date cannot be determined and have been considered as payable on demand in the table below and no interest or other financial charges have been considered.

	Note	Less than one year	From one to two years	From three to five years	Above five years	Total
At June 30, 2020
Trade payable	15.1	55,603	-	-	-	55,603
Derivative financial instruments	6	18,333	1,462	-	-	19,795
Loans, financing and debentures	16	217,274	198,793	82,037	16,009	514,113
Leases payable	14	25,849	26,200	45,330	54,984	152,363
Transactions with related parties	29	2,849	-	-	-	2,849
Other liabilities	18	5,017	29,777	4,597	-	39,391

At June 30, 2019
Trade payable	15.1	37,710	-	-	-	37,710
Derivative financial instruments	6	11,055	-	-	-	11,055
Loans, financing and debentures	16	76,608	78,326	124,191	6,728	285,853
Leases payable	14	26,503	-	-	20,943	47,446
Transactions with related parties	29	2,405	-	-	-	2,405

4.9. Capital management

The Company's objectives when managing capital are to safeguard the Company's ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividend paid to stockholders, return capital to stockholders or, also, issue new shares or sell assets to reduce, for example, debt.

Consistent with others in the industry, the Company monitors capital based on the leverage ratio. This ratio is calculated as net debt divided by total equity. Net debt is calculated as total loans, financing and debentures (including "current and noncurrent loans and financing" as shown in the Consolidated statement of financial position), acquisitions payable and derivatives less cash and cash equivalents and marketable securities..

The following table demonstrates the financial leverage index.

	2020	2019
Loans, financing and debentures (Note 16)	514,113	285,853
Total acquisitions payable (Note 18)	39,391	-
Total derivative financial instruments (Note 6)	10,869	4,136
	564,373	289,989
Less: cash and cash equivalents (Note 5.1)	(171,045)	(106,627)
Less: marketable securities (Notes 5.2)	(5,044)	(13,152)
	(176,089)	(119,779)
Net debt	388,284	170,210
Total equity	1,121,569	880,533
Financial leverage ratio	34.62%	19.33%

4.10. Fair value hierarchy and classification of financial instruments

The carrying amount (less impairment) of trade accounts receivable and payables approximate their fair values. The fair value of financial liabilities, for disclosure purposes, is estimated by discounting the future contractual cash flows at the current market interest rate that is available for similar financial instruments.

The Company adopted IFRS 7 and IFRS 13 for financial instruments that are measured in the balance sheet at fair value; this requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

The following table presents the Company's assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

	June 30, 2020
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivable, net	7.1	72,014	72,014	-	72,014	-
Transactions with related parties	29	701	701	-	701	-
Non-current
Transactions with related parties	29	1,511	1,511	-	1,511	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5.1	141,095	141,095	141,095	-	-
Marketable securities	5.2	-	-	-	-	-
Receivables from sales of farms, net (c)	7.1	73,678	73,678	-	-	73,678
Derivative financial instruments (b)	6	7,180	7,180	6,121	1,059	-
Noncurrent
Marketable securities	5.2	5,044	5,044	5,044	-	-
Receivables from sales of farms, net (c)	7.1	240,074	240,074	-	-	240,074
Derivative financial instruments (b)	6	1,746	1,746	305	1,441	-

Non-financial assets measured at fair value
Current
Biological assets	9	115,553	115,553	-	9,037	106,516
Noncurrent
Biological assets	9	25,444	25,444	-	25,444	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	814,398	1,872,701	-	-	1,872,701

Financial liabilities measured at amortized cost
Current
Trade payables	15.1	55,603	55,603	-	55,603	-
Loans, financing and debentures (a)	16	217,274	217,274	-	217,274	-
Transactions with related parties	29	2,849	2,849	-	2,849	-
Noncurrent
Loans, financing and debentures (a)	16	296,839	296,839	-	296,839	-

Financial liabilities measured at fair value through profit and loss
Current
Leases payable	14	25,849	25,849	-	25,849	-
Derivative financial instruments (b)	6	18,333	18,333	5,900	12,433	-
Accounts payable for acquisition of Serra Grande Farm	18	5,017	5,017	-	-	5,017
Noncurrent
Leases payable	14	126,514	126,514	-	126,514	-
Derivative financial instruments (b)	6	1,462	1,462	645	817	-
Restricted shares	18	13,490	13,490	13,490	-	-
Agrifirma warrants	18	10,860	10,860	-	10,860	-
Agrifirma warrant dividends	18	778	778	-	-	778
Accounts payable for acquisition of Serra Grande Farm	18	9,246	9,246	-	-	9,246

	June 30, 2019
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivable, net	7.1	71,295	71,295	-	71,295	-
Transactions with related parties	29	1,987	1,987	-	1,987	-
Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5.1	81,013	81,013	81,013	-	-
Marketable securities	5.2	4,038	4,038	4,038	-	-
Receivables from sales of farms, net (c)	7.1	41,351	41,351	-	-	41,351
Derivative financial instruments (b)	6	5,906	5,906	3,084	2,822	-
Noncurrent
Marketable securities	5.2	9,114	9,114	9,114	-	-
Receivables from sales of farms, net (c)	7.1	180,597	180,597	-	-	180,597
Derivative financial instruments (b)	6	1,013	1,013	27	986	-

Non-financial assets measured at fair value
Current
Biological assets	9	99,881	99,881	-	13,887	85,994
Noncurrent
Biological assets	9	23,235	23,235	-	23,235	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	526,956	1,471,248	-	-	1,471,248

Financial liabilities measured at amortized cost
Current
Trade payables	15.1	37,710	37,710	-	37,710	-
Loans, financing and debentures (a)	16	76,608	76,608	-	76,608	-
Transactions with related parties	29	2,405	2,405	-	2,405	-
Noncurrent
Loans, financing and debentures (a)	16	209,245	209,245	-	209,245	-

Financial liabilities measured at fair value through profit and loss
Current
Leases payable	14	26,503	26,503	-	26,503	-
Derivative financial instruments (b)	6	11,055	11,055	9,127	1,928	-
Noncurrent
Leases payable	14	20,943	20,943	-	20,943	-

(a)	The book value of loans, financing and debentures presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above
(c)	Due to market volatility, one of the non-observable inputs became significant and the receivables from sales of farms were reclassified from Level 2 to Level 3. The Company's policy is to recognize transfers from and to Level 3 on the date of the event or change in the circumstances that caused the transfer.

The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2020, are as follows. There were no reclassifications from levels 1 to 2 or from levels 2 to 3:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sales of farms	Discounted cash flow	Premium (or Basis)	(0.18) - 0.02 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$7,061. An increase or decrease of 2,4% in the receivables from the farm.
Payables due to acquisition of Serra Grande Farm	Discounted cash flow	Premium (or Basis)	(0.38) -0.02 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$380.185. An increase or decrease of 2.7% in payables for the farm.